Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
As of December 31, 2017 and 2016, assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Land	1,786,879	1,816,348
Contructions	473,975	504,207
Machinerys	44,857	57,332
Total	2,305,711	2,377,887